Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

11. Stock-Based Compensation

2021 Equity Incentive Plan

In January 2022, in connection with the Business Combination, the Board of Directors and the Company’s stockholders adopted the 2021 Equity Incentive Plan (the “2021 Plan”) and reserved 36,983 authorized shares of common stock for issuance under the plan. The 2021 Plan is administered by the Board of Directors. Vesting periods and other restrictions for grants under the 2021 Plan are determined at the discretion of the Board of Directors. Grants to employees, officers, directors, advisors, and consultants of the Company typically vest over one to four years. In addition, the number of shares of stock available for issuance under the 2021 Plan will be automatically increased each January 1, and began on January 1, 2022, by 10% of the aggregate number of outstanding shares of our common stock from the first day of the preceding calendar year to the first day of the current calendar year or such lesser number as determined by our board of directors. On January 1, 2023, after effecting the Reverse Split the total shares available for issuance under the 2021 Equity Plan was increased to 68,288 authorized shares of common stock.

Under the 2021 Plan, stock options and stock appreciation rights are granted at exercise prices determined by the Board of Directors which cannot be less than 100% of the estimated fair market value of the common stock on the grant date. Incentive stock options granted to any stockholders holding 10% or more of the Company’s equity cannot be granted with an exercise price of less than 110% of the estimated fair market value of the common stock on the grant date and such options are not exercisable after five years from the grant date.

As of September 30, 2023, there were 33,283 shares available for future grant under the 2021 Plan.

Restricted Stock Units

At the Closing Date of the Business Combination, all Revelation Sub RSU award holders received a Rollover RSU award in exchange for each RSU award of Revelation Sub that vest in accordance with the original terms of the award. The Company determined this to be a Type I modification but did not record any incremental stock-based compensation expense since the fair value of the modified awards immediately after the modification was not greater than the fair value of the original awards immediately before the modification.

The Rollover RSU awards have time-based and milestone-based vesting conditions. Under time-based vesting conditions, the Rollover RSU awards vest quarterly over one year for grants to the Board of Directors and quarterly over four years or 25% on the one year anniversary and the remainder vesting monthly thereafter for grants to officers, employees and consultants. The milestone-based vesting conditions vested on the Closing Date of the Business Combination.

As of September 30, 2023 and December 31, 2022, the Company has a total of 3,006 and 7,290 Rollover RSU awards for shares of common stock outstanding, respectively. As of September 30, 2023, 1,371 Rollover RSU awards have fully vested but are unissued and no Rollover RSU awards have been forfeited. As of September 30, 2023, 1,635 Rollover RSU awards will vest and be issued over the next 1.4 years. Each Rollover RSU award converts to one share of common stock.

Stock Options

The Company has granted stock options which (i) vest fully on the date of grant; (ii) vest 25% on the one year anniversary of the grant date or the employees hiring date, with the remainder vesting quarterly thereafter; or (iii) vest quarterly over one year, for grants to Board of Directors, officers and employees. Stock options have a maximum term of 3 or 10 years.

The activity related to stock options, during the nine months ended September 30, 2023 is summarized as follows:

	Shares	Weighted- average Exercise Price	Weighted- average Remaining Contractual Term (Years)
Outstanding at December 31, 2022	9,581	$31.91
Granted	25,424	1.19
Exercised	—	—
Expired and forfeited	—	—
Outstanding at September 30, 2023	35,005	$9.60	8.2
Exercisable at September 30, 2023	32,514	$6.58	8.2

For the nine months ended September 30, 2023, the weighted-average Black-Scholes value per stock option was $10.47. The fair value of the stock options was estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

Volatility	126.0%
Expected term (years)	5.03
Risk-free interest rate	3.09%
Expected dividend yield	0.0%

Expected volatility is based on the historical volatility of shares of the Company’s common stock. In determining the expected term of stock options, the Company uses the “simplified” method. Under this method, the expected term is presumed to be the midpoint between the average vesting date and the end of the contractual term. The risk-free interest rate is based on the U.S. Treasury yield for a period consistent with the expected term of the stock options in effect at the time of the grants. The dividend yield assumption is based on the expectation of no future dividend payments by the Company. In addition to assumptions used in the Black-Scholes model, the Company reduces stock-based compensation expense based on actual forfeitures in the period that each forfeiture occurs.

Stock-Based Compensation Expense

For the three and nine months ended September 30, 2023 and 2022, the Company recorded stock-based compensation expense for the period indicated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
General and administrative:
RSU awards	$22,384	$23,928	$67,150	$108,040
Stock Options	7,216	(10,912)	48,988	36,784
General and administrative stock-based compensation expense	29,600	13,016	116,138	144,824
Research and development:
RSU awards	1,898	6,021	5,694	39,608
Stock Options	598	21,638	1,794	84,323
Research and development stock-based compensation expense	2,496	27,659	7,488	123,931
Total stock-based compensation expense	$32,096	$40,675	$123,626	$268,755

As of September 30, 2023, there was $131,185 and $75,191 of unrecognized stock-based compensation expense related to Rollover RSU awards and stock options, respectively. The unrecognized stock-based compensation expense is expected to be recognized over a period of 1.4 years and 2.4 years for Rollover RSU’s and stock options, respectively.

11. Stock-Based Compensation

2020 Equity Incentive Plan and 2021 Equity Incentive Plan

Prior to the Merger, Revelation Sub adopted the Revelation Biosciences, Inc. 2020 Equity Incentive Plan (the “2020 Plan”) on October 1, 2020 for the issuance of stock-based awards. There was a total of 13,154 shares that had been granted for RSU awards under the 2020 Plan. On the Closing Date of the Business Combination, the outstanding RSU awards from the 2020 Plan were exchanged for Rollover RSU awards and the 2020 Plan was cancelled and there are no additional shares available for grant under the 2020 Plan.

In January 2022, in connection with the Business Combination, the Board of Directors adopted the 2021 Equity Incentive Plan (the “2021 Plan”) and reserved 36,983 authorized shares of common stock the Company could issue. The 2021 Plan is administered by the Board of Directors. Vesting periods and other restrictions for grants under the 2021 Plan are determined at the discretion of the Board of Directors. Grants to employees, officers, directors, advisors, and consultants of the Company typically vest over one to four years. In addition, the number of shares of stock available for issuance under the 2021 Plan will be automatically increased each January 1, beginning on January 1, 2022, by 10% of the aggregate number of outstanding shares of our common stock from the first day of the preceding calendar year to the first day of the current calendar year or such lesser number as determined by our board of directors. On January 1, 2023, after effecting the Reverse Split the total shares available for issuance under the 2021 Equity Plan was increased to 68,288 authorized shares of common stock.

Under the 2021 Plan, stock options and stock appreciation rights are granted at exercise prices determined by the Board of Directors which cannot be less than 100% of the estimated fair market value of the common stock on the grant date. Incentive stock options granted to any stockholders holding 10% or more of the Company’s equity cannot be granted with an exercise price of less than 110% of the estimated fair market value of the common stock on the grant date and such options are not exercisable after five years from the grant date.

As of December 31, 2022, there were 58,707 shares available for future grant under the 2021 Plan.

Restricted Stock Units

At the Closing Date of the Business Combination, all Revelation Sub RSU award holders received a Rollover RSU award in exchange for each RSU award of Revelation Sub that vest in accordance with the original terms of the award. The Company determined this to be a Type I modification but did not record any incremental stock-based compensation expense since the fair value of the modified awards immediately after the modification was not greater than the fair value of the original awards immediately before the modification.

The Rollover RSU awards have time-based and milestone-based vesting conditions. Under time-based vesting conditions, the Rollover RSU awards vest quarterly over one year for grants to the Board of Directors and quarterly over four years or 25% on the one year anniversary and the remainder vesting monthly thereafter for grants to officers, employees and consultants. The milestone-based vesting conditions vested on the Closing Date of the Business Combination.

As of December 31, 2022 and December 31, 2021, the Company has a total of 7,290 and 13,154 Rollover RSU awards for shares of common stock outstanding, respectively. During the year ended December 31, 2022, 3,435 Rollover RSU awards have fully vested and been issued and 2,429 Rollover RSU awards have been forfeited. As of December 31, 2022, 7,290 Rollover RSU awards will vest and be issued over the next 2.4 years. Each Rollover RSU award converts to one share of common stock.

Stock Options

The Company has granted stock options which vest 25% on the one year anniversary of the grant date or the employees hiring date, with the remainder vesting quarterly thereafter for grants to officers and employees. Stock options have a maximum term of 10 years.

On July 29, 2022, in connection with the release of 9 employees, the Board of Directors granted 5,590 stock options for shares of common stock that vest 100% on the date of grant. The stock options have a maximum term of 3 years.

The activity related to stock options, during the year ended December 31, 2022 is summarized as follows:

	Shares	Weighted- average Exercise Price	Weighted- average Remaining Contractual Term (Years)
Outstanding at December 31, 2021	—	$—
Granted	15,708	38.57
Exercised	—	—
Expired and forfeited	(6,127)	49.00
Outstanding at December 31, 2022	9,581	$31.91	3.5
Exercisable at December 31, 2022	5,590	$19.71	2.6

For the year ended December 31, 2022, the weighted-average Black-Scholes value per stock option was $25.67. The fair value of the stock options was estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

Volatility	96.5%
Expected term (years)	5.00
Risk-free interest rate	2.27%
Expected dividend yield	0.0%

Expected volatility is based on the historical volatility of shares of the Company’s common stock. In determining the expected term of stock options, the Company uses the “simplified” method. Under this method, the expected term is presumed to be the midpoint between the average vesting date and the end of the contractual term. The risk-free interest rate is based on the U.S. Treasury yield for a period consistent with the expected term of the stock options in effect at the time of the grants. The dividend yield assumption is based on the expectation of no future dividend payments by the Company. In addition to assumptions used in the Black-Scholes model, the Company reduces stock-based compensation expense based on actual forfeitures in the period that each forfeiture occurs.

Stock-Based Compensation Expense

For the years ended December 31, 2022 and 2021, the Company recorded stock-based compensation expense for the period indicated as follows:

	Year Ended December 31,
	2022	2021
General and administrative:
RSU awards	$130,689	$412,214
Stock Options	44,000	—
General and administrative stock-based compensation expense	174,689	412,214
Research and development:
RSU awards	41,506	58,664
Stock Options	84,921	—
Research and development stock-based compensation expense	126,427	58,664
Total stock-based compensation expense	$301,116	$470,878

As of December 31, 2022, there was $204,030 and $98,633 of unrecognized stock-based compensation expense related to Rollover RSU awards and stock options, respectively. The unrecognized stock-based compensation expense is expected to be recognized over a period of 2.1 years and 3.2 years for Rollover RSU’s and stock options, respectively.